Filed Pursuant to Rule 497(c)
Registration Nos.: 333-7305; 811-7685

FRONTEGRA FUNDS

PROSPECTUS

Frontegra New Star International Equity Fund

Frontegra Asset Management, Inc.

          Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 28, 2003

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra New Star International Equity Fund (the "Fund") is a series of Frontegra Funds, Inc. (the "Company").

The investment objective of the Fund is capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities of companies located outside of the United States.

The Fund's investment objective may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Fund. Please read it carefully and keep it for future reference.

The Frontegra New Star International Equity Fund at a Glance	1

Fees and Expenses of the Fund	2

Principal Investment Strategy	3

Investment Process	3

Prior Performance of New Star	3

Fund Management	4

Your Account	5

Exchange Privilege	7

Valuation of Fund Shares	7

Tax-Sheltered Retirement Plans	7

Dividends, Capital Gain Distributions and Tax Treatment	8

Privacy Policy	9

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information ("SAI"), which is available upon request. The Company has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see page 9 for a description of the Fund's privacy policy.

THE FRONTEGRA NEW STAR INTERNATIONAL EQUITY FUND AT A GLANCE

Investment Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. The Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of equity securities of companies located outside of the United States. The Fund invests primarily in large- and mid-cap companies with market capitalizations of $5 billion or more. The Fund invests primarily in developed countries but may invest up to 25% of its total assets in securities of companies that trade in emerging or developing markets. In constructing a portfolio for the Fund, the Fund's subadviser, New Star Institutional Managers Limited ("New Star"), emphasizes companies, industries and countries that it believes have superior long-term growth potential.

Principal Risk Factors. The main risks of investing in the Fund are:

Market Risks. The Fund's investments are subject to market risk, so that the value of the Fund's investments may decline. If the value of the Fund's investments goes down, you may lose money. The share price of the Fund is expected to fluctuate. Your shares at redemption may be worth less than your initial investment.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks. The Fund will normally invest at least 80% of its assets in common stocks and other equity securities. Common stocks and other equity securities generally fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuation in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks. The Fund invests predominately in securities of companies in foreign countries. Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets.

Mid-Cap Companies Risks. Mid-cap companies often have more limited managerial and financial resources than larger, more established companies, and, therefore, may be more vulnerable to adverse business or economic events than larger companies. As a result, the performance of mid-cap companies may be more volatile, which could increase the volatility of the Fund's portfolio. Moreover, the securities of mid-cap companies tend to be less liquid than securities of larger companies.

Currency Risks. Investments in foreign securities denominated and traded in foreign currencies involve additional risks. The value of the Fund's foreign securities as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. In addition, the Fund may incur costs in connection with conversions between various currencies.

Emerging Market Risks. The risks of foreign investments typically are greater in emerging markets. Less developed countries may have smaller securities markets and lower trading volumes, which may lead to greater price volatility. These countries may have less developed legal and accounting structures and are more likely to experience high levels of inflation, deflation or currency devaluations, which could adversely affect their economies and securities markets.

Region or Sector Risks. The Fund may invest a higher percentage of its total assets in a particular region or sector of international markets. In such a case, changes affecting that region or sector may have a significant impact on the Fund's overall portfolio.

Who Should Invest. The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle. The Fund may be an appropriate investment for you if you:

  Seek capital appreciation; and
  Want to include an international equity fund in your portfolio.

Fund Performance. Performance information is not included because the Fund did not commence operations until after the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

The Annual Fund Operating Expenses table and example shown below are based on estimated annualized expenses to be incurred during the Fund's fiscal period ending June 30, 2004. The table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	NONE(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees	0.95%
Distribution (12b-1) Fees	NONE
Other Expenses(3)	1.08%
Total Annual Fund Operating Expenses(3)	2.03%
Fee Waiver/Reimbursement(4)	(1.08)%
Net Expenses	0.95% =====

_____________________
(1)	The Fund will charge a service fee of $25 for checks that do not clear.

(2)	Stated as a percentage of the Fund's average daily net assets.

(3)	"Other Expenses" and "Total Annual Fund Operating Expenses" are estimates for the Fund's first fiscal year ended June 30, 2004.

(4)

Pursuant to an expense cap agreement between the Fund's adviser, Frontegra Asset Management, Inc. ("Frontegra") and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.95% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2004, with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same each year and that Frontegra's fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2004. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

1 Year	3 Years
$97	$532

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities of companies located outside of the United States. Under normal market conditions, the Fund invests at least 80% of its assets, determined at the time of purchase, in these securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund invests primarily in large- and mid-cap companies with market capitalizations of $5 billion or more. The Fund invests primarily in developed countries but may invest up to 25% of its total assets in securities of companies that trade in emerging or developing markets. To manage foreign currency risks, New Star may hedge against the risk of loss resulting from currency fluctuation.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stocks, American Depository Receipts, European Depository Receipts or other similar securities representing common stock of non-U.S. issuers.

The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS

In constructing a portfolio for the Fund, New Star emphasizes companies, industries and countries that it believes have superior long-term growth potential. New Star follows a two-step investment process. In the first phase, New Star's research team screens the New Star universe of stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE® Index), in addition to major companies in various U.S. indices. From this universe, the 300 companies with the largest market capitalization are researched on a bottom-up basis to identify those most suitable for investment to meet country and sector exposure objectives. Research is conducted using a combination of company visits, broker research, analyst meetings and financial databases. All stocks considered for purchase are analyzed using "Economic Value Added" methodology, which seeks to identify the factors driving company profitability, highlight companies to avoid and make cross border comparisons. In the second phase of the investment process, analyst recommendations are subject to review and approval at sector and country meetings, and New Star's Investment Policy Committee reviews and approves final stock selections for the Fund.

Securities are sold when there is a change in country ratings resulting in re-allocation of market exposures, when there is a change in sector exposure, or because the relative attractiveness of a security has changed.

PRIOR PERFORMANCE OF NEW STAR

The following table shows the historical composite performance data for all of New Star's accounts which have investment objectives, policies, strategies and risks substantially similar to the Fund, known as the New Star EAFE Composite (the "Composite"). The Composite is comprised solely of accounts which, unlike the Fund, are tax-exempt.

The Composite has not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended, and the Investment Company Act of 1940, as amended, respectively. Consequently, the performance results for the Composite could have been adversely affected if the Composite had been regulated under the federal securities and tax laws. The data is provided to illustrate the past performance of New Star in managing a substantially similar portfolio as measured against the MSCI EAFE® Index and does not represent the performance of the Fund. You should not consider this performance data as an indication of the future performance of the Fund or New Star.

New Star has prepared and presented the performance information in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this information. New Star has been verified in compliance with AIMR-PPS® standards since January 1, 1988 by KPMG LLP. All returns presented were calculated on a total return basis and include all dividends and interest, if any, accrued income, if any, and realized and unrealized gains and losses. All returns reflect the deduction of the Fund's net total operating expenses of 0.95% of its average daily net assets, without provision for federal or state income taxes. Cash and cash equivalents are included in the performance returns. No leveraged positions were used. Total return is calculated monthly in accordance with the time weighted rate of return method provided for by AIMR standards accounted for on a trade-date and accrual basis. The monthly returns are linked to derive an annual total return. AIMR standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Composite's expenses are lower than the Fund's expenses. Accordingly, if the Fund's expenses had been deducted from the Composite's returns, the returns would be lower than those shown. The results of the Composite are not intended to predict or suggest the future returns of the Fund.

New Star Institutional Managers

New Star EAFE Composite Performance History: 10/1/81-9/30/03(1)

Periods Ended 9/30/03	New Star EAFE Composite Total Return	MSCI EAFE® Index(2)
1 Year	28.97%	26.54%
3 Years	(5.42)%	(8.38)%
5 Years	4.65%	0.87%
10 Years	5.15%	3.23%
From Inception(3)	11.94%	10.91%

____________

(1)	Return information for the Fund is not included in this Prospectus because the Fund did not commence operations until after the date of this Prospectus.

(2)

The MSCI EAFE® Index is an unmanaged market-weighted index of companies in developed markets, excluding the United States and Canada. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(3)	The Composite commenced operations on October 1, 1981.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the "Board of Directors") is responsible for managing the Company's business and affairs. The Board of Directors also oversees duties required by applicable state and federal law. The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended January 31, 2001, August 30, 2002 and October 28, 2003 (the "Investment Advisory Agreement"), pursuant to which Frontegra supervises the management of the Fund's investments and business affairs, subject to the supervision of the Company's Board of Directors. Frontegra has entered into a subadvisory agreement with New Star under which New Star serves as the Fund's portfolio manager and, subject to Frontegra's supervision, manages the Fund's portfolio assets. Frontegra provides office facilities for the Fund and pays the salaries, fees and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser. The Fund is managed by Frontegra, which supervises the management of the Fund's portfolio by the subadviser and administers the Company's business affairs. Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra. Under the Investment Advisory Agreement, the Fund compensates Frontegra for its management services at the annual rate of 0.95% of the Fund's average daily net assets. Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.95% of the Fund's average daily net assets. This expense cap will continue in effect until October 31, 2004 with successive renewal terms of one year, unless terminated by Frontegra or the Fund prior to the renewal. The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or reimbursed.

New Star. New Star is an independent London-based manager of international equities and fixed income securities. New Star is located at 1 Knightsbridge Green, London, United Kingdom, SW1X 7NE. New Star is authorized and regulated by the Financial Services Authority for the conduct of investment business in the United Kingdom and is a registered investment adviser with the U.S. Securities and Exchange Commission. Under the subadvisory agreement, New Star is compensated by Frontegra for its investment advisory services at the annual rate of 0.33% of the Fund's average daily net assets when the Fund has net assets of $100 million or less. Once the Fund has net assets over $100 million, New Star will receive 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above. New Star provides continuous advice and recommendations concerning the Fund's investments and is responsible for selecting the broker-dealers who execute the portfolio transactions. In executing such transactions, New Star seeks to obtain the best net results for the Fund. In addition to providing investment advisory services to the Fund, New Star serves as investment adviser to fund vehicles registered in the European Union, charitable foundations, corporations, institutional investors and private accounts. As of September 30, 2003, New Star had approximately U.S. $1.2 billion under management.

Investment Policy Committee. New Star's Investment Policy Committee oversees the day-to-day management responsibilities for the Fund's portfolio. The Investment Policy Committee approves all investment decisions for the Fund. The Investment Policy Committee is managed primarily by Mark Beale and Richard Lewis. Mr. Beale has been Director-Equity and Investment Manager of New Star since 1982. Mr. Lewis has been Chief Investment Officer and Director-Equity and Investment Manager-Europe of New Star since 1989.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund's assets. U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, serves as the transfer agent for the Fund (the "Transfer Agent") and as the Fund's administrator.

YOUR ACCOUNT

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value. The Fund's net asset value is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. Your purchase price will be the Fund's net asset value next determined after the Fund receives your request in proper form. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

The Fund's minimum initial investment is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your name, address, date of birth and other information that will allow us to identify you. We may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, your account will be closed at the net asset value next determined after the account is closed. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.

If you purchase shares of the Fund by check and request the redemption of such shares within 15 days of the initial purchase, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000. You may purchase shares of the Fund by completing an application and mailing it along with a check or money order payable to "Frontegra Funds, Inc." to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. The Fund will not accept cash, travelers checks, credit card checks, third-party checks or U.S. Treasury checks. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to decline an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a broker-dealer. Broker-dealers may charge a transaction fee for placing orders to purchase Fund shares. It is the responsibility of the broker-dealer to place the order with the Fund on a timely basis.

In addition, you may purchase shares of the Fund by wire. To establish a new account by wire transfer, please call the Transfer Agent at 1-888-825-2100. The Transfer Agent will assign an account number to you at that time. Funds should then be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to Frontegra Funds, Inc.
(investor account number)
(name or account registration)
(Social Security or Taxpayer Identification Number)
(identify Frontegra New Star International Equity Fund)

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000. You may make additions to your account in amounts of $1,000 or more by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the net asset value next determined after the Fund receives your request in proper form. Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request. However, the Fund may hold payment of that portion of an investment which was made by check which has not been collected for up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption. To redeem your Fund shares please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account application. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

Signature Guarantees. Signature guarantees are required for: (i) redemption requests mailed or wired to a person other than the registered owner(s) of the shares, (ii) redemption requests mailed or wired to other than the address of record and (iii) redemption requests submitted within 30 days of an address change. A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Account Termination. Your account may be terminated by the Fund on not less than 30 days' notice if the value of the shares in the account falls below $10,000 as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

EXCHANGE PRIVILEGE

You may exchange your shares in the Fund for shares in any other Frontegra Fund at any time by written request. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange in proper form. An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. This is not a tax-free exchange. Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.

Frequent Trading. The Fund or Frontegra may determine from the amount, frequency and the pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs the Fund may terminate a shareholder's purchase and/or exchange privileges.

VALUATION OF FUND SHARES

The price of Fund shares is the Fund's net asset value, which is calculated using the market price method of valuation and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine net asset value on days the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Fund's Board of Directors. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order or request is placed.

The Fund's securities may be listed on foreign exchanges that trade on days when the Fund does not calculate net asset value. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its net asset value. If a significant event occurs in a foreign market after the close of the exchange that may affect a security's value, such security may be valued at its fair value pursuant to the procedures discussed above.

TAX-SHELTERED RETIREMENT PLANS

The Company offers through its custodian, U.S. Bank, N.A., various qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Please call 1-888-825-2100 for a current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions. The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually. For federal income tax purposes, dividends from the Fund's investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as long-term capital gains. Currently, this maximum rate is set at 15%.

Distributions of dividend income that are not of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain. All dividends or capital gain distributions will automatically be reinvested in shares of the Fund at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Such notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.

Taxes on Transactions. Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding. If you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 28% for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund's securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Fund will notify you if it makes such an election.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Fund maintains the confidentiality and protects the security of your non-public personal information.

What Information We Collect

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and
  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include companies related to Frontegra Funds, Inc. through common control or ownership. Affiliates include Frontegra, the Funds' investment adviser, and Frontier Partners, Inc., a consulting/marketing firm.

What Information We Disclose

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

Confidentiality and Security Procedures

To protect your personal information, we permit access only by authorized employees. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

For questions about our policy, please contact Katharine Barry, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	AUDITORS

SUB-ADVISER	Ernst & Young LLP
Sears Tower
New Star Institutional Managers Limited	233 South Wacker Drive
1 Knightsbridge Green	Chicago, Illinois 60606-6301
London, England
SW1X 7NE	LEGAL COUNSEL

CUSTODIAN	Godfrey & Kahn, S.C.
780 North Water Street
U.S. Bank, N.A.	Milwaukee, Wisconsin 53202
777 E. Wisconsin Avenue
Milwaukee, Wisconsin 53202

Additional information regarding the Company and the Fund is included in the Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund's investments is also available in the Company's annual and semi-annual reports to shareholders. The Company's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may receive the Fund's SAI, annual reports and semi-annual reports free of charge, request other information about the Fund and make shareholder inquiries by contacting the Company at the address listed below or by calling, toll-free, 1-888-825-2100.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company's 1940 Act File Number is 811-7685.

Filed Pursuant to Rule 497(c)
Registration Statement Nos.: 333-7305; 811-7685

FRONTEGRA FUNDS

PROSPECTUS

Frontegra IronBridge Small Cap Fund

Frontegra Asset Management, Inc.

          Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 28, 2003

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra IronBridge Small Cap Fund (the "IronBridge Small Cap Fund") is a series of Frontegra Funds, Inc. (the "Company").

The investment objective of the Fund is capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations.

The Fund's investment objective may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Fund. Please read it carefully and keep it for future reference.

The Frontegra IronBridge Small Cap Fund at a Glance	1

Fees and Expenses of the Fund	2

Principal Investment Strategy	2

Investment Process	2

Prior Performance of IronBridge	3

Financial Highlights	4

Fund Management	4

Your Account	5

Exchange Privilege	7

Valuation of Fund Shares	7

Tax-Sheltered Retirement Plans	7

Dividends, Capital Gain Distributions and Tax Treatment	7

Privacy Policy	9

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information ("SAI"), which is available upon request. The Company has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see page 9 for a description of the Fund's privacy policy.

THE FRONTEGRA IRONBRIDGE SMALL CAP FUND AT A GLANCE

Investment Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. The Fund invests, under normal conditions, at least 80% of its assets in equity securities of companies with small market capitalizations. For this purpose, a small capitalization company would typically have a market capitalization of $1.5 billion or less at the time of purchase. In constructing a portfolio for the Fund, the Fund's subadviser, IronBridge Capital Management, LLC ("IronBridge") selects stocks using the "Cash Flow Return on Investment" methodology, a valuation model that uses cash flow rather than traditional accounting measures such as earnings and book value to identify attractively-priced companies.

Principal Risk Factors. The main risks of investing in the Fund are:

Market Risks. The Fund's investments are subject to market risk, so that the value of the Fund's investments may decline. If the value of the Fund's investments goes down, you may lose money. The share price of the Fund is expected to fluctuate. Your shares at redemption may be worth less than your initial investment.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Small Cap Risks. The Fund will invest primarily in small capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.

Equity Security Risks. The Fund will invest primarily in common stocks and other equity securities. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Management Risks. The Fund is actively managed by IronBridge using the "Cash Flow Return on Investment" valuation methodology. There is no guarantee that this methodology or other investment techniques used by IronBridge will produce the desired results.

Who Should Invest. The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle. The Fund may be an appropriate investment for you if you:

  Seek capital appreciation; and
  Want to include a small-cap core fund in your portfolio.

Performance of the Fund. Performance information for the Fund is not included because as of December 31, 2002, it had not been in operation for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)(1)	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees	1.00%
Distribution (12b-1) Fees	NONE
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver/Expense Reimbursement	(0.14)%(3)
Net Expenses	1.10% ======

____________
(1)	The Fund will charge a service fee of $25 for checks that do not clear.

(2)

Stated as a percentage of the Fund's average daily net assets. The expense information in the table has been restated to reflect estimated current expenses due to an increase in the Fund's assets since fiscal year end.

(3)

Pursuant to an expense cap agreement dated between the Fund's adviser, Frontegra Asset Management, Inc. ("Frontegra"), and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.10% of the Fund's average daily net assets. The expense cap agreement for the Fund will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same each year and that Frontegra's fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2004. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$112	$380	$668	$1,488

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its assets, determined at the time of purchase, in equity securities of small-capitalization companies, defined as companies with a market capitalization of $1.5 billion or less at the time of the Fund's investment. Shareholders will be provided with at least 60 days' notice of any change in this policy. Equity securities include: common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures rated Baa or higher by Moody's Investors Service or BBB or higher by Standard & Poor's or Fitch Ratings.

The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS

As a small-cap core fund, the Fund invests in both value and growth stocks as a result of the IronBridge methodology. In selecting stocks for the Fund, IronBridge utilizes the "Cash Flow Return on Investment" (CFROI) methodology, a valuation model that uses cash flow rather than traditional accounting measures such as earnings and book value to identify attractively priced companies. The first phase in the decision-making process involves screening a broad equity universe of 3,000 small-cap stocks to determine which look most promising based on analysis of several key determinants of success, such as capital investments, credit worthiness and sales momentum. From there, IronBridge evaluates approximately 600 companies, with a focus on each company's stage in its life cycle and the level, trend and sustainability of cash flow return on investment. This results in a potential buy list of 200 well-managed companies which are further evaluated to determine which stocks are most attractively priced. Following additional analysis of accounting numbers, financial statement data and recent corporate news, IronBridge arrives at a target price for each stock and makes risk reward comparisons between all of the potential holdings. The portfolio is constructed from the 60 to 70 issues with close attention paid to the Russell 2000 Index sector weightings. Stocks are sold or positions are reduced when they reach the target price, when there is a significant change in the cash flow return on investment trend, or when a position reaches 5% of the Fund's net assets.

PRIOR PERFORMANCE OF IRONBRIDGE

The following tables show the historical composite performance data for all of IronBridge's private advisory accounts which have investment objectives, policies, strategies and risks substantially similar to the Fund, known as the CFROI Small Cap Equity Composite (the "Composite").

The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended and the Investment Company Act of 1940, as amended, respectively. Consequently, the performance results for the Composite could have been adversely affected if the accounts included in the Composite had been regulated under the federal securities and tax laws. The data is provided to illustrate the past performance of IronBridge in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the Fund. You should not consider this performance data as an indication of the future performance of the Fund or IronBridge.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, if any, and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the accounts included in the Composite, without provision for federal or state income taxes. Cash and cash equivalents are included in the performance returns. No leveraged positions were used. Total return is calculated monthly in accordance with the time weighted rate of return method accounted for on a trade-date basis. The monthly returns are linked to derive an annual total return.

The Composite expenses are lower than the Fund expenses. Accordingly, if the Fund's expenses had been deducted from the Composite's returns, the returns would be lower than those shown. The results of the Composite are not intended to predict or suggest the future returns of the Fund.

IronBridge Capital Management, LLC

CFROI Small Cap Equity Composite Performance History: 5/1/99 -9/30/03(1)

Periods Ended 9/30/03	CFROI Small Cap Equity Composite Total Return	Russell 2000 Index(2)

1 Year	44.91%	36.50%
From Inception(3)	14.50%	4.10%

__________

(1)	Return information for the Fund is not included in this Prospectus because the Fund has been in operation for less than a full calendar year.

(2)

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization.

(3)	The Composite commenced operations on May 1, 1999.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance from its commencement of operations to June 30, 2003. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

FRONTEGRA IRONBRIDGE SMALL CAP FUND*	August 30, 2002 (1) to June 30, 2003

Net Asset Value, Beginning of Period	$10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income	-(5)
Net realized and unrealized gain on investments	3.04
Total Income from Investment Operations	3.04

Net Asset Value, End of Period	$13.04 =====
Total Return(2)	30.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54,074
Ratio of expenses to average net assets(3)(4)	1.09%
Ratio of net investment loss to average net assets(3)(4)	(0.07)%
Portfolio turnover rate(2)	28%

____________
*	Effective October 28, 2003, the Fund changed its name from the Frontegra Horizon Fund to the Frontegra IronBridge Small Cap Fund.
(1)	Commencement of operations.
(2)	Not annualized for periods less than a full year.
(3)

Net of waivers and reimbursements by Frontegra. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.14% and the ratio of net investment loss to average net assets would have been (1.12)% for the period ended June 30, 2003.

(4)	Annualized.
(5)	Less than one cent per share.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the "Board of Directors") is responsible for managing the Company's business and affairs. The Board of Directors also oversees duties required by applicable state and federal law. The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended as of January 31, 2001, August 30, 2002 and October 28, 2003 (the "Investment Advisory Agreement"), pursuant to which Frontegra supervises the management of the Fund's investments and business affairs, subject to the supervision of the Company's Board of Directors. Frontegra has entered into a subadvisory agreement with IronBridge under which IronBridge serves as the Fund's portfolio manager and, subject to Frontegra's supervision, manages the Fund's portfolio assets. Frontegra provides office facilities for the Fund and pays the salaries, fees, and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser. The Company is managed by Frontegra, which supervises the management of the Fund's portfolio by the subadviser and administers the Company's business affairs. Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra. Under the Investment Advisory Agreement, the Fund compensates Frontegra at the annual rate of 1.00% of the Fund's average daily net assets.

Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that Fund's total operating expenses do not exceed 1.10% of the Fund's average daily assets. The expense cap agreement will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal. The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors during the time any such amounts are waived and/or reimbursed.

IronBridge. IronBridge (formerly known as CFROI Advisors) is located at 1 Parkview Plaza, Suite 600, Oakbrook Terrace, Illinois 60181. Under the subadvisory agreement dated as of August 30, 2003, IronBridge is compensated by Frontegra for its investment advisory services at the annual rate of 0.40% of the Fund's average daily net assets when the Fund has net assets of $200 million or less. Once the Fund has net assets over $200 million, IronBridge will receive 50% of the net advisory fee received by Frontegra, after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above. IronBridge provides continuous advice and recommendations concerning the Fund's investments and is responsible for selecting the broker-dealers who execute the portfolio transactions. In executing such transactions, IronBridge seeks to obtain the best net results for the Fund. In addition to providing investment advisory services to the Fund, IronBridge serves as investment adviser to pension plans, endowments, foundations and high net worth clients. As of September 30, 2003, IronBridge had approximately $337.9 million under management.

Portfolio Manager. The Fund's portfolio is managed primarily by Mr. Christopher Faber. Mr. Faber has been the President and a portfolio manager of IronBridge since April 1999. Mr. Faber was a founding partner of Holt Value Associates, L.P. from May 1986 to April 1999. Mr. Faber reviews and approves the analysts' recommendations and makes the final buy and sell decisions for the Fund.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund's assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the "Transfer Agent") and as the Fund's administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

YOUR ACCOUNT

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value. The Fund's net asset value is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. Your purchase price will be the Fund's net asset value next determined after the Fund receives your request in proper form. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

The Fund's minimum initial investment is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

Important information about procedures for opening a new account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your name, address, date of birth and other information that will allow us to identify you. We may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, your account will be closed at the net asset value next determined after the account is closed. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.

If you purchase shares of the Fund by check and request the redemption of such shares within 15 days of the initial purchase, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000. You may purchase shares of the Fund by completing an application and mailing it along with a check or money order payable to "Frontegra Funds, Inc." to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. The Fund will not accept cash, travelers checks, credit card checks, third party checks or U.S. Treasury checks. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from the Transfer Agent or other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a broker-dealer. Broker-dealers may charge a transaction fee for placing orders to purchase Fund shares. It is the responsibility of the broker-dealer to place the order with the Fund on a timely basis.

In addition, you may purchase shares of the Fund by wire. To establish a new account by wire transfer, please call the Transfer Agent at 1-888-825-2100. The Transfer Agent will assign an account number to you at that time. Funds should then be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to Frontegra Funds, Inc.
(investor account number)
(name or account registration)
(Social Security or Taxpayer Identification Number)
(identify Frontegra IronBridge Small Cap Fund)

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000. You may make additions to your account in amounts of $1,000 or more by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the net asset value next determined after the Fund receives your request in proper form. Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request. However, the Fund may hold payment of that portion of an investment which was made by check that has not been collected for up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account application. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

Signature Guarantees. Signature guarantees are required for: (i) redemption requests mailed or wired to a person other than the registered owner(s) of the shares, (ii) redemption requests mailed or wired to other than the address of record and (iii) redemption requests submitted within 30 days of an address change. A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Account Termination. Your account may be terminated by the Fund on not less than 30 days' notice if the value of the shares in the account falls below $10,000 as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange in proper form. An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. This is not a tax-free exchange. Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage a Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.

Frequent Trading. The Fund or Frontegra may determine from the amount, frequency and the pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.

VALUATION OF FUND SHARES

The price of the Fund's shares is the Fund's net asset value, which is calculated using the market price method of valuation and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine net asset value on days the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Fund's Board of Directors. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order or request is placed.

TAX-SHELTERED RETIREMENT PLANS

The Company offers through its custodian, U.S. Bank, N.A., various qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Please call 1-888-825-2100 for a current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions. The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually. For federal income tax purposes, dividends from the Fund's investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as long-term capital gains. Currently, this maximum rate is set at 15%.

Distributions of dividend income that are not of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain. All dividends or capital gain distributions will automatically be reinvested in shares of the Fund at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Such notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.

Taxes on Transactions. Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding. If you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Fund maintains the confidentiality and protects the security of your non-public personal information.

What Information We Collect

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and
  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include companies related to Frontegra Funds, Inc. through common control or ownership. Affiliates include Frontegra, the Fund's investment adviser, and Frontier Partners, Inc., a consulting/marketing firm.

What Information We Disclose

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

Confidentiality and Security Procedures

To protect your personal information, we permit access only by authorized employees. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

For questions about our policy, please contact Katharine Barry, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	AUDITORS

SUB-ADVISER	Ernst & Young LLP
Sears Tower
IronBridge Capital Management, LLC	233 S. Wacker Drive
1 Parkview Plaza, Suite 600	Chicago, Illinois 60606-6301
Oakbrook Terrace, Illinois 60181
LEGAL COUNSEL
CUSTODIAN
Godfrey & Kahn, S.C.
U.S. Bank, N.A.	780 N. Water Street
777 E. Wisconsin Avenue	Milwaukee, Wisconsin 53202
Milwaukee, Wisconsin 53202

Additional information regarding the Company and the Fund is included in the Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund's investments is also available in the Company's annual and semi-annual reports to shareholders. The Company's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may receive the Fund's SAI, annual report and semi-annual report free of charge, request other information about the Fund and make shareholder inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company's 1940 Act File Number is 811-7685.

Filed Pursuant to Rule 497(c)
Registration Nos.: 333-7305; 811-7685

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Opportunity Fund

Frontegra Asset Management, Inc.

          Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 28, 2003

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra Opportunity Fund (the "Fund") is a series of Frontegra Funds, Inc. (the "Company").

The investment objective of the Fund is capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations.

The Fund's investment objective may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Fund. Please read it carefully and keep it for future reference.

The Frontegra Opportunity Fund at a Glance	1

Fees and Expenses of the Fund	3

Principal Investment Strategy	3

Investment Process	3

Prior Performance of Reams	4

Financial Highlights	5

Fund Management	5

Your Account	6

Exchange Privilege	8

Valuation of Fund Shares	8

Tax-Sheltered Retirement Plans	8

Dividends, Capital Gain Distributions and Tax Treatment	9

Privacy Policy	10

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information ("SAI"), which is available upon request. The Company has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see page 10 for a description of the Fund's privacy policy.

THE FRONTEGRA OPPORTUNITY FUND AT A GLANCE

Investment Objective. The Fund seeks capital appreciation.

Principal Investment Strategy. The Fund invests, under normal market conditions, at least 65% of its total assets in a diversified portfolio of equity securities of companies with small market capitalizations. For this purpose, a small capitalization company would typically have a market capitalization of $1.5 billion or less at the time of purchase. In constructing a portfolio for the Fund, the Fund's subadviser, Reams Asset Management Company, LLC ("Reams") uses a value-oriented discipline.

Principal Risk Factors. The main risks of investing in the Fund are:

Market Risks. The Fund's investments are subject to market risk, so that the value of the Fund's investments may decline. If the value of the Fund's investments goes down, you may lose money. The share price of the Fund is expected to fluctuate. Your shares at redemption may be worth less than your initial investment.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Small Cap Risks. The Fund will invest primarily in small capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.

Equity Security Risks. The Fund normally invests at least 80% of its assets in common stocks and other equity securities. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Value Investing Risks. The Fund invests primarily in value stocks. The Fund's performance may at times be worse than the performance of funds with other investment styles. In addition, value stocks may not reach expected rates of return if the market fails to recognize the company's value or if Reams has misjudged the company's value.

Who Should Invest. The Fund is suitable for long-term investors only and is not designed as short-term investment vehicles. The Fund may be an appropriate investment for you if you:

  Seek capital appreciation; and
  Want to include a small-cap value fund in your portfolio.

Performance Bar Charts and Tables. The return information for the Fund provided in the bar chart and tables below illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. The information shows the changes in the Fund's performance from year to year. The information also provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with returns of an index with a similar investment objective. Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.

               Calendar Year Total Returns

The calendar year-to-date return of the Fund through September 30, 2003 was 21.13%.

Best and Worst Quarterly Performance
(During the periods shown above)
Best quarter return	Worst quarter return
23.20% (2nd quarter, 1999)	(23.15)% (3rd quarter, 2002)

          The Fund's after-tax returns shown below are intended to show the impact of assumed federal income taxes on an investment in the Fund. The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. For 2003, the highest ordinary income and short-term gain rate is 35% and the highest long-term gain rate is 15%. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Average Annual Total Returns
(For the calendar year ended December 31, 2002)
Fund/Index	One Year	Five Years	Since Inception (7/31/97)
Opportunity Fund
Return Before Taxes	(15.40)%	1.96%	3.31%
Return After Taxes on Distributions	(19.77)%	0.10%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares	(6.07)%	1.16%	2.29%
Russell 2000 Value Index(1)	(11.42)%	2.71%	4.35%

__________________
(1)	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

FEES AND EXPENSES OF THE FUND

The following table and example are based on actual expenses incurred during the Fund's fiscal year ended June 30, 2003. The table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)(1)	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees	0.65%
Distribution (12b-1) Fees	NONE
Other Expenses	0.82%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver/Expense Reimbursement	(0.57)%(3)
Net Expenses	0.90% =====

____________
(1)	The Fund will charge a service fee of $25 for checks that do not clear.

(2)	Stated as a percentage of a Fund's average daily net assets.

(3)

Pursuant to an expense cap agreement between the Fund's adviser, Frontegra Asset Management, Inc. ("Frontegra") and the Fund, Frontegra contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.90% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same each year and that Frontegra's fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2004. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$92	$409	$749	$1,708

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its assets, determined at the time of purchase, in equity securities of those companies with a market capitalization of $1.5 billion or less at the time of the Fund's investment. The Fund invests at least 80% of its assets, determined at the time of purchase, in equity securities. These securities include: common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; depositary receipts; and securities convertible into common or preferred stocks, such as convertible bonds and debentures rated Baa or higher by Moody's Investors Service or BBB or higher by Standard & Poor's or Fitch Ratings.

The Fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes in response to adverse market, economic, or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS

As the Fund's subadviser, Reams uses a value-oriented discipline. Reams evaluates the small-cap market by using a number of valuation criteria, including both current and historical measures, for ratios comparing price to earnings, price to book value and price to sales. The portfolio management team then constructs a focus list based in part on each company's competitive position, capital structure, cash flow and management. The team then determines a target price for the stock, thus providing a specific expected rate of return. The approximately 50 securities with the highest expected rates of return would be among those securities selected for the Fund's portfolio. Reams constructs a portfolio using a bottom-up analysis. On average, a security will be held by the Fund for approximately 12 months. Ultimately, securities will be sold due to the emergence of superior alternatives. A holding will become "inferior" if (1) it reaches Reams' target price, thus lowering its expected rate of return; (2) it experiences a negative change in fundamentals, also lowering its expected return; or (3) higher ranking securities emerge based on their expected rates of return.

PRIOR PERFORMANCE OF REAMS

The following table shows the historical composite performance data for all of Reams' private advisory accounts which have investment objectives, policies, strategies and risks substantially similar to the Fund, known as the Reams Small Capitalization Value Equity Composite (the "Composite").

The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Internal Revenue Code of 1986, as amended and the Investment Company Act of 1940, as amended, respectively. Consequently, the performance results for the Composite could have been adversely affected if the accounts included in the Composite had been regulated under the federal securities and tax laws. The data is provided to illustrate the past performance of Reams in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the Fund.

All of the performance information has been calculated in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this information. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, if any, and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the accounts included in the Composite, without provision for federal or state income taxes. Cash and cash equivalents are included in the performance returns. No leveraged positions were used. Total return is calculated monthly in accordance with the time weighted rate of return method provided for by AIMR standards accounted for on a trade-date and accrual basis. The monthly returns are linked to derive an annual total return. AIMR standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Composite expenses are lower than the Fund expenses. Accordingly, if the Fund's expenses had been deducted from the Composite's returns, the returns would be lower than those shown. You should not consider this performance data as an indication of the future performance of the Fund or Reams.

Reams Asset Management Company, LLC

Reams Small Capitalization Value Equity Composite Performance History: 1/1/95-9/30/03(1)

Periods Ended 9/30/03	Reams Small Capitalization Composite Total Return	Russell 2000 Value Index(2)
1 Year	28.20%	31.66%
5 Years	11.59%	10.84%
From Inception(3)	14.04%	12.87%

__________
(1)	For the Fund's performance, see the return information under "The Frontegra Opportunity Fund at a Glance."
(2)	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(3)	The Composite commenced operations on January 1, 1995.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance from its commencement of operations to June 30, 2003. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

FRONTEGRA OPPORTUNITY FUND
	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000	Eight Months Ended June 30, 1999(1)	Year Ended October 31, 1998
Net Asset Value, Beginning of Period	$39.48	$37.02	$28.21	$32.02	$27.93	$32.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.16	0.42	0.27	0.07	0.26
Net realized and unrealized gain (loss) on investments	(5.61)	3.73	8.84	(2.44)	4.23	(4.52)
Total Income (Loss) from Investment O Operations	(5.58)	3.89	9.26	(2.17)	4.30	(4.26)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.13)	(0.45)	(0.22)	(0.21)	(0.03)
From net realized gain on investments	(7.42)	(1.30)	-	(1.42)	-	-
Total Distributions Paid	(7.57)	(1.43)	(0.45)	(1.64)	(0.21)	(0.03)

Net Asset Value, End of Period	$26.33 =====	$39.48 =====	$37.02 =====	$28.21 =====	$32.02 =====	$27.93 =====
Total Return(2)	(12.67)%	10.74%	33.02%	(6.67)%	15.49%	(13.24)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,655	$17,082	$18,387	$18,204	$17,211	$6,827
Ratio of expenses to average net assets(3)(4)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets(3)(4)	0.21%	0.44%	1.05%	0.97%	1.00%	0.92%
Portfolio turnover rate(2)	44%	64%	81%	64%	38%	54%

____________
(1)	Effective June 30, 1999, the Company changed its fiscal year-end from October 31 to June 30.
(2)	Not annualized for periods less than a full year.
(3)

Net of waivers and reimbursements by Frontegra. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.47%, 1.28%, 1.33%, 1.44%, 1.73% and 2.53% and the ratio of net investment income (loss) to average net assets would have been (0.36%), 0.06%, 0.62%, 0.43%, 0.17% and (0.71)% for the periods ended June 30, 3003, June 30, 2002, June 30, 2001, June 30, 2000, June 30, 1999 and October 31, 1998, respectively.

(4)	Annualized.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the "Board of Directors") is responsible for managing the Company's business and affairs. The Board of Directors also oversees duties required by applicable state and federal law. The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended as of January 31, 2001, August 30, 2002 and October 28, 2003 (the "Investment Advisory Agreement"), pursuant to which Frontegra supervises the management of the Fund's investments and business affairs, subject to the supervision of the Company's Board of Directors. Frontegra has entered into a subadvisory agreement with Reams under which Reams serves as the Fund's portfolio manager and, subject to Frontegra's supervision, manages the Fund's portfolio assets. Frontegra provides office facilities for the Fund and pays the salaries, fees, and expenses of all officers and directors of the Fund who are interested persons of Frontegra.

Adviser. The Company is managed by Frontegra, which supervises the management of the Fund's portfolio by the subadviser and administers the Company's business affairs. Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra. Under the Investment Advisory Agreement, the Fund compensates Frontegra at the annual rate of 0.65% of the Fund's average daily net assets.

Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.90% of the Fund's average daily assets. The expense cap agreement will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal. The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors during the time any such amounts are waived and/or reimbursed.

Reams. Reams is located at 227 Washington Street, Columbus, Indiana 47202-0727. Under the subadvisory agreement as amended August 2, 1999, May 8, 2000 and May 20, 2003, and with certain exceptions described herein, Reams is compensated by Frontegra for its investment advisory services at the annual rate of 0.45% of the Fund's average daily net assets. In recognition of the economies of scale that will be gained by the Fund and Frontegra, and with the exception of defined contribution or 401(k) plan investments in the Fund, for initial investments of over $15 million in the Fund, Frontegra will compensate Reams an extra 0.10% of the average daily net assets of such investments. Reams provides continuous advice and recommendations concerning the Fund's investments and is responsible for selecting the broker-dealers who execute the portfolio transactions. In executing such transactions, Reams seeks to obtain the best net results for the Fund. In addition to providing investment advisory services to the Fund, Reams serves as investment adviser to pension and profit-sharing plans and other institutional investors. As of September 30, 2003, Reams had approximately $11.3 billion under management, which includes fixed income portfolios totaling approximately $11 billion and equity portfolios totaling approximately $300 million.

Fund Portfolio Manager. The day-to-day management responsibilities for the Fund's portfolio are primarily handled by an equity portfolio management team which has been managed by Mr. David R. Milroy since the Fund's inception. Mr. Milroy has been Senior Vice President, Equity Management, of Reams since April 1994 and was Vice President and Senior Vice President, Equity Management, of Reams Asset Management Company, Inc. from June 1990 until March 1994. Mr. Milroy was a Portfolio Manager of Loomis, Sayles & Co. from May 1985 until May 1990. Mr. Milroy approves scenarios established for individual securities submitted by each analyst and makes the final buy and sell decisions.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of each Fund's assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the "Transfer Agent") and as the Fund's administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

YOUR ACCOUNT

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value. The Fund's net asset value is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. Your purchase price will be the Fund's net asset value next determined after the Fund receives your request in proper form. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Each Fund's minimum initial investment is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

Important information about procedures for opening a new account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your name, address, date of birth and other information that will allow us to identify you. We may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, your account will be closed at the net asset value next determined after the account is closed. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.

If you purchase shares of the Fund by check and request the redemption of such shares within 15 days of the initial purchase, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000. You may purchase shares of the Fund by completing an application and mailing it along with a check or money order payable to "Frontegra Funds, Inc." to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. The Fund will not accept cash, travelers checks, credit card checks, third party checks or U.S. Treasury checks. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by a Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from the Transfer Agent or other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through a broker-dealer. Broker-dealers may charge a transaction fee for placing orders to purchase Fund shares. It is the responsibility of the broker-dealer to place the order with the Fund on a timely basis.

In addition, you may purchase shares of the Fund by wire. To establish a new account by wire transfer, please call the Transfer Agent at 1-888-825-2100. The Transfer Agent will assign an account number to you at that time. Funds should then be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to Frontegra Funds, Inc.
(investor account number)
(name or account registration)
(Social Security or Taxpayer Identification Number)
(identify Frontegra Opportunity Fund)

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000. You may make additions to your account in amounts of $1,000 or more by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the net asset value next determined after the Fund receives your request in proper form. Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request. However, the Fund may hold payment of that portion of an investment which was made by check that has not been collected for up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account application. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

Signature Guarantees. Signature guarantees are required for: (i) redemption requests mailed or wired to a person other than the registered owner(s) of the shares, (ii) redemption requests mailed or wired to other than the address of record and (iii) redemption requests submitted within 30 days of an address change. A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Account Termination. Your account may be terminated by the Fund on not less than 30 days' notice if the value of the shares in the account falls below $10,000 as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange in proper form. An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. This is not a tax-free exchange. Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage a Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.

Frequent Trading. The Fund or Frontegra may determine from the amount, frequency and the pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.

VALUATION OF FUND SHARES

The price of the Fund's shares is the Fund's net asset value, which is calculated using the market price method of valuation and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine net asset value on days the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Fund's Board of Directors. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order or request is placed.

TAX-SHELTERED RETIREMENT PLANS

The Company offers through its custodian, U.S. Bank, N.A., various qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Please call 1-888-825-2100 for a current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions. The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually. For federal income tax purposes, dividends from the Fund's investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as long-term capital gains. Currently, this maximum rate is set at 15%.

Distributions of dividend income that are not of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain. All dividends or capital gain distributions will automatically be reinvested in shares of the Fund at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Such notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.

Taxes on Transactions. Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding. If you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Fund maintains the confidentiality and protect the security of your non-public personal information.

What Information We Collect

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and
  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include companies related to Frontegra Funds, Inc. through common control or ownership. Affiliates include Frontegra, the Fund's investment adviser, and Frontier Partners, Inc., a consulting/marketing firm.

What Information We Disclose

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

Confidentiality and Security Procedures

To protect your personal information, we permit access only by authorized employees. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

For questions about our policy, please contact Katharine Barry, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.
DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	AUDITORS

SUB-ADVISER	Ernst & Young LLP
Sears Tower
Reams Asset Management Company, LLC	233 S. Wacker Drive
227 Washington Street	Chicago, Illinois 60606-6301
Columbus, Indiana 47202-0727
LEGAL COUNSEL
CUSTODIAN
Godfrey & Kahn, S.C.
U.S. Bank, N.A.	780 N. Water Street
777 E. Wisconsin Avenue	Milwaukee, Wisconsin 53202
Milwaukee, Wisconsin 53202

Additional information regarding the Company and the Fund is included in the Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund's investments is also available in the Company's annual and semi-annual reports to shareholders. The Company's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may receive the Fund's SAI, annual report and semi-annual report free of charge, request other information about the Fund and make shareholder inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company's 1940 Act File Number is 811-7685.

Filed Pursuant to Rule 497(c)
Registration Statement Nos.: 333-7305; 811-7685

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Total Return Bond Fund
Frontegra Investment Grade Bond Fund

Frontegra Asset Management, Inc.

          Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 28, 2003

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

1-888-825-2100

The Frontegra Total Return Bond Fund (the "Total Return Bond Fund") and the Frontegra Investment Grade Bond Fund (the "Investment Grade Bond Fund") (together, the "Funds") are each a series of Frontegra Funds, Inc. (the "Company").

The investment objective of the Total Return Bond Fund is a high level of total return, consistent with the preservation of capital. The Fund invests primarily in a diversified portfolio of fixed income securities of varying maturities.

The investment objective of the Investment Grade Bond Fund is a high level of total return, consistent with the preservation of capital. The Fund invests primarily in investment grade fixed income securities of varying maturities.

These investment objectives may not be changed without shareholder approval.

This Prospectus contains information you should consider before investing in the Funds. Please read it carefully and keep it for future reference.

The Frontegra Funds at a Glance	1

Fees and Expenses of the Funds	4

Principal Investment Strategy - Total Return Bond Fund	5

Investment Process - Total Return Bond Fund	6

Principal Investment Strategy - Investment Grade Bond Fund	6

Investment Process - Investment Grade Bond Fund	7

Prior Performance of Reams	7

Financial Highlights	10

Fund Management	11

Your Account	12

Exchange Privilege	14

Valuation of Fund Shares	14

Tax-Sheltered Retirement Plans	14

Dividends, Capital Gain Distributions and Tax Treatment	15

Privacy Policy	16

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information ("SAI"), which is available upon request. The Company has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Please see page 16 for a description of the Funds' privacy policy.

THE FRONTEGRA FUNDS AT A GLANCE

THE FRONTEGRA TOTAL RETURN BOND FUND

Investment Objective. The Total Return Bond Fund seeks a high level of total return, consistent with the preservation of capital.

Principal Investment Strategy. The Fund invests, under normal conditions, at least 80% of its assets in bonds of varying maturities. When making purchase decisions, the Fund's subadviser, Reams Asset Management Company, LLC ("Reams"), looks for securities that it believes are undervalued in the fixed income market. In addition, Reams structures the Fund so that the overall portfolio has an average life (referred to as "duration") of between four and six years based on market conditions. Although the Fund will invest primarily in investment grade fixed income securities, the Fund may invest up to 25% of its assets in non-investment grade fixed income securities (junk bonds).

THE FRONTEGRA INVESTMENT GRADE BOND FUND

Investment Objective. The Investment Grade Bond Fund seeks a high level of total return, consistent with the preservation of capital.

Principal Investment Strategy. The Fund invests, under normal conditions, at least 80% of its assets in investment grade bonds of varying maturities. In selecting securities for the Fund, Reams starts with a universe of investment grade bonds, which are bonds that are rated BBB or higher. Reams then looks for securities it believes are undervalued in the fixed income market.

Principal Risk Factors. The main risks of investing in the Funds are:

Total Return Bond and Investment Grade Bond Funds

Market Risks. Each Fund's investments are subject to market risk, so that the value of the Fund's investments may decline. If the value of the Fund's investments goes down, you may lose money. The share price of the Funds is expected to fluctuate. Your shares at redemption may be worth more or less than your initial investment.

Individual Bond Risks. Each Fund's investments are subject to the risks inherent in individual bond selections. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risk. The Funds will invest in bonds of varying maturities. A bond's maturity is one indication of the interest rate exposure of a security. Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk. Individual issues of fixed income securities in the Funds may also be subject to the credit risk of the issuer.

Prepayment Risk. The Funds may invest in mortgage- and asset-backed securities which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds' income could decline due to falling market interest rates. In a falling interest rate environment, the Funds may be required to invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Funds for any particular period.

Mortgage- and Asset-Backed Securities Risk. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. If a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

Portfolio Turnover Risk. The portfolio turnover rate for the Total Return Bond Fund ranged from approximately 489% to 885% for the past three fiscal years, and the portfolio turnover rate for the Investment Grade Bond Fund ranged from approximately 212% to 1,624% for the past three fiscal periods. The portfolio turnover rate indicates changes in a Fund's securities holdings. Although neither Fund engages in frequent trading as a principal investment strategy, from time to time a Fund may experience a high portfolio turnover rate due to an increase in its assets and/or more trading in response to volatility in the fixed income markets. If a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower a Fund's effective return for investors.

Total Return Bond Fund

Junk Bond Risk. The Fund may invest up to 25% of its assets in junk bonds. Junk bond securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

Who Should Invest. The Funds are suitable for long-term investors only and are not designed as short-term investment vehicles.

The Total Return Bond Fund may be an appropriate investment for you if you:

  Seek long-term preservation of capital; and
  Want to include a bond fund in your portfolio.

The Investment Grade Bond Fund may be an appropriate investment for you if you:

  Seek long-term preservation of capital; and
  Want to include an investment grade bond fund in your portfolio.

Performance Bar Charts and Tables. The return information for each of the Funds provided in the bar charts and tables that follows illustrates how each Fund's performance can vary, which is one indication of the risks of investing in the Funds. The information shows the changes in the Total Return Bond Fund's performance from year to year. The information also provides some indication of the risks of investing in the Funds by showing how the Funds' average annual returns compare with a broad measure of market performance. Please keep in mind that a Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Calendar Year Total Returns

Total Return Bond Fund

The calendar year-to-date return of the Total Return Bond Fund through September 30, 2003 was 8.28%.

Investment Grade Bond Fund

The calendar year-to-date return of the Investment Grade Bond Fund through September 30, 2003 was 4.58%.

Best and Worst Quarterly Performance
(During the periods shown above)
Fund name	Best quarter return	Worst quarter return
Total Return Bond Fund	4.19% (4th quarter, 2002)	(0.88)% (1st quarter, 1997 and 4th quarter, 2001)
Investment Grade Bond Fund	2.76% (2nd quarter, 2002)	(0.06)% (1st quarter, 2002)

          The after-tax returns shown on the following page are intended to show the impact of assumed federal income taxes on an investment in the Total Return Bond Fund. The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. For 2003, the highest ordinary income and short-term gain rate is 35% and the highest long-term gain rate is 15%. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Total Returns
(For periods ended December 31, 2002)
Fund/Index	One Year	Five Years	Since Inception (1)
Total Return Bond Fund
Return Before Taxes	5.72%	6.89%	6.91%
Return After Taxes on Distributions	3.08%	4.10%	4.24%
Return After Taxes on Distributions and Sale of Fund Shares	3.46%	4.12%	4.21%
Lehman Brothers Aggregate Bond Index(2)	10.26%	7.55%	7.68%
Investment Grade Bond Fund
Return Before Taxes	6.81%	N/A	7.14%
Return After Taxes on Distributions	5.16%	N/A	5.24%
Return After Taxes on Distributions and Sale of Fund Shares	4.16%	N/A	4.79%
Lehman Brothers Aggregate Bond Index(2)	10.26%	N/A	9.17%

(1)	The Total Return Bond Fund commenced operations as of November 25, 1996. The Investment Grade Bond Fund commenced operations as of February 23, 2001.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.

FEES AND EXPENSES OF THE FUNDS

The following table and example are based on actual expenses incurred during each Fund's fiscal year ended June 30, 2003. The table describes the fees and expenses that you will pay if you buy and hold shares of a Fund.
	Total Return	Investment Grade
	Bond Fund	Bond Fund
Shareholder Fees (fees paid
directly from your investment)(1)	NONE	NONE

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)(2)
Management Fees	0.40%	0.42%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.102%	0.20%
Total Annual Fund Operating Expenses	0.502%	0.62%
Fee Waiver/Expense Reimbursement	(0.077)%(3)	(0.20)%(4)
Net Expenses	0.425% ======	0.42% =====

____________
(1)	The Funds will charge a service fee of $25 for checks that do not clear.

(2)	Stated as a percentage of a Fund's average daily net assets.

(3)

Pursuant to an expense cap agreement between the Funds' adviser, Frontegra Asset Management, Inc. ("Frontegra") and the Total Return Bond Fund, Frontegra agreed to waive its management fee and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the Total Return Bond Fund's total operating expenses do not exceed 0.425% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

(4)

Pursuant to an expense cap agreement between Frontegra and the Fund, Frontegra agreed to waive its management fee and/or reimburse the Investment Grade Bond Fund's operating expenses to the extent necessary to ensure that the Investment Grade Bond Fund's total operating expenses do not exceed 0.42% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example

The following example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same each year and that Frontegra's fee waiver/expense reimbursement discussed above will not continue beyond October 31, 2004. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Fund	1 Year	3 Years	5 Years	10 Years
Total Return Bond Fund	$43	$153	$273	$623
Investment Grade Bond Fund	$43	$178	$326	$755

PRINCIPAL INVESTMENT STRATEGY - TOTAL RETURN BOND FUND

The Total Return Bond Fund invests primarily in a diversified portfolio of fixed income securities of varying maturities. Under normal market conditions, the Fund will invest at least 80% of its assets, determined at the time of purchase, in bonds. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. Bonds include: short-term fixed income securities; U.S. government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

Fixed Income Securities. Issuers of fixed income securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund's income to decline.

Commercial paper generally is considered the shortest form of fixed income security. Notes whose original maturities are two years or less are considered short-term obligations. The term "bond" generally refers to securities with maturities longer than two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Non-Investment Grade Debt Securities (Junk Bonds). Although the Fund primarily will invest in investment grade fixed income securities, the Fund may invest up to 25% of its assets in fixed income securities that are rated below investment grade. Investment grade fixed income securities include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB or higher by Standard & Poor's ("S&P"). Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Although it is not precluded from doing so, the Fund generally does not invest in junk bonds rated below "BB" by S&P.

Mortgage- and Other Asset-Backed Securities. The Fund may invest in mortgage- and other asset-backed securities. Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not mortgage loans. Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.

Temporary Strategies. The Fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes in response to adverse market, economic, or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS - TOTAL RETURN BOND FUND

As the Total Return Bond Fund's subadviser, Reams attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. Reams employs a two-step process in managing the Fund. The first step is to establish the portfolio's duration, or interest rate sensitivity. Reams determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less Reams' estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and Reams will manage the portfolio with duration greater than the market duration. If the current real rate is less than historical norms, the market is considered overvalued and Reams will run a defensive portfolio.

Once Reams has determined an overall market strategy, the second step is to select the most attractive bonds for the Fund. The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments. The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The team compares these investment opportunities and assembles the Fund's portfolio from the best available values. Reams constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. Reams' strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued.

The portfolio duration of the Fund will normally fall between four and six years based on market conditions. Duration is a measure of a fixed income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. The longer the duration, the more susceptible the portfolio will be to changes in interest rates.

PRINCIPAL INVESTMENT STRATEGY - INVESTMENT GRADE BOND FUND

The Investment Grade Bond Fund will seek to achieve its investment objective by investing in a diversified portfolio of investment grade fixed income securities of varying maturities. Under normal market conditions, the Fund will invest at least 80% of its assets, determined at the time of purchase, in investment grade bonds. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. Bonds include: short-term fixed income securities; U.S. government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; structured notes and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; and repurchase agreements. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB or higher by S&P.

Fixed Income Securities. The Fund may invest in a wide variety of investment grade fixed income securities. Issuers of fixed income securities have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund's income to decline.

Commercial paper generally is considered the shortest form of fixed income security. Notes whose original maturities are two years or less are considered short-term obligations. The term "bond" generally refers to securities with maturities longer than two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and ten years are considered intermediate-term, and bonds with maturities greater than ten years are considered long-term.

Mortgage- and Other Asset-Backed Securities. The Fund may invest in mortgage- and other asset-backed securities. Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not mortgage loans. Instead, they include assets such as motor vehicle installment sales contracts, installment loan contracts, home equity loans, leases of various types of property and receivables from credit card issuers or other revolving credit arrangements.

Temporary Strategies. The Fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes in response to adverse market, economic, or political conditions and in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. When so invested, the Fund may not achieve its investment objective.

INVESTMENT PROCESS - INVESTMENT GRADE BOND FUND

As the Investment Grade Bond Fund's subadviser, Reams attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. Reams employs a two-step process in managing the Fund. The first step is to establish the portfolio's duration, or interest rate sensitivity. Reams determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less Reams' estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and Reams will manage the portfolio with duration greater than the market duration. If the current real rate is less than historical norms, the market is considered overvalued and Reams will run a defensive portfolio.

Once Reams has determined an overall market strategy, the second step is to select the most attractive bonds for the Fund. The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments. The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The team compares these investment opportunities and assembles the Fund's portfolio from the best available values. Reams constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. Reams' strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued.

The portfolio duration of the Fund will normally fall between four and six years based on market conditions. Duration is a measure of a fixed income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. The longer the duration, the more susceptible the portfolio will be to changes in interest rates.

PRIOR PERFORMANCE OF REAMS

The following tables show the historical composite performance data for all of Reams' private advisory accounts which have investment objectives, policies, strategies and risks substantially similar to the Total Return Bond Fund, known as the Reams Fixed Income Composite, and the historical composite performance data for all of Reams' private advisory accounts which have investment objectives, policies, strategies and risks substantially similar to the Investment Grade Bond Fund, known as the Reams Investment Grade Fixed Income Composite (collectively, the "Composites"). The Composites are defined to include all fee-paying discretionary accounts over $20 million that are managed according to the applicable Fund's investment strategy.

The Composites are not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Internal Revenue Code of 1986, as amended and the Investment Company Act of 1940, as amended, respectively. Consequently, the performance results for the Composites could have been adversely affected if the accounts included in the Composites had been regulated under the federal securities and tax laws. The data is provided to illustrate the past performance of Reams in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the Funds.

All of the performance information has been calculated in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this information. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, if any, and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the accounts included in the Composites, without provision for federal or state income taxes. Cash and cash equivalents are included in the performance returns. No leveraged positions were used. Total return is calculated monthly in accordance with the time weighted rate of return method provided for by AIMR standards accounted for on a trade-date and accrual basis. The monthly returns are linked to derive an annual total return. AIMR standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Composite expenses are lower than the respective Fund expenses. Accordingly, if the Total Return Bond and Investment Grade Bond Funds' expenses had been deducted from the relevant Composite's returns, the returns would be lower than those shown. You should not consider this performance data as an indication of the future performance of the Funds or Reams.

Reams Asset Management Company, LLC

Reams Fixed Income Composite Performance History: 6/1/81-9/30/03(1)

Periods Ended 9/30/03	Reams Fixed Income Composite Total Return	Lehman Brothers Aggregate Bond Index(2)
1 Year	11.12%	5.41%
5 Years	6.96%	6.63%
10 Years	7.48%	6.92%
From Inception(3)	13.10%	10.39%

____________
(1)	For the Total Return Bond Fund's performance, see the return information under "The Frontegra Funds at a Glance."

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.

(3)	The Composite commenced operations on June 1, 1981.

Reams Investment Grade Fixed Income Composite: 9/1/92-9/30/03(1)

Periods Ended 9/30/03	Reams Investment Grade Fixed Income Composite Total Return	Lehman Brothers Aggregate Bond Index(2)
1 Year	6.42%	5.41%
5 Years	6.76%	6.63%
10 Years	7.31%	6.92%
From Inception(3)	7.58%	7.25%

____________
(1)	For the Investment Grade Bond Fund's performance, see the return information under "The Frontegra Funds at a Glance."

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.

(3)	The Composite commenced operations on September 1, 1992

.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance from its commencement of operations to June 30, 2003. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund for the stated periods (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

FRONTEGRA TOTAL RETURN BOND FUND

	Year Ended June 30, 2003	Year Ended June 30, 2002	Year Ended June 30, 2001	Year Ended June 30, 2000	Eight Months Ended June 30, 1999(1)	Year Ended October 31, 1998

Net Asset Value, Beginning of Period	$30.21	$31.01	$29.36	$29.34	$31.38	$30.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	1.80	1.45	1.74	1.90	1.29	1.75
Net realized and unrealized gain (loss) on investments	2.06	(0.40)	1.68	0.02	(1.18)	0.59
Total Income From Investment Operations	3.86	1.05	3.42	1.92	0.11	2.34

LESS DISTRIBUTIONS PAID:
From net investment income	(1.87)	(1.38)	(1.74)	(1.90)	(1.44)	(1.75)
From net realized gain on investments	(0.28)	(0.47)	(0.03)	-	(0.71)	(0.06)
Total Distributions Paid	(2.15)	(1.85)	(1.77)	(1.90)	(2.15)	(1.81)

Net Asset Value, End of Period	$31.92 =====	$30.21 =====	$31.01 =====	$29.36 =====	$29.34 =====	$31.38 =====

Total Return(2)	13.29%	3.44%	11.87%	6.78%	0.32%	7.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$358,052	$349,732	$167,191	$70,435	$48,413	$48,457
Ratio of expenses to average net assets(3)(4)	0.425%	0.425%	0.425%	0.43%	0.50%	0.50%
Ratio of net investment income to average net assets(3)(4)	5.78%	4.84%	6.47%	6.82%	6.37%	5.79%
Portfolio turnover rate(2)	489%	885%	635%	438%	83%	131%

____________

(1)	Effective June 30, 1999, the Company's fiscal year-end was changed from October 31 to June 30.

(2)	Not annualized for periods less than a full year.

(3)

Net of waivers and reimbursements by Frontegra. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.502%, 0.535%, 0.605%, 0.71%, 0.82% and 0.78%, and the ratio of net investment income to average net assets would have been 5.70%, 4.73%, 6.29%, 6.54%, 6.05% and 5.51% for the periods ended June 30, 2003, June 30, 2002, June 30, 2001, June 30, 2000, June 30, 1999 and October 31, 1998, respectively.

(4)	Annualized.
FRONTEGRA INVESTMENT GRADE BOND FUND
	Year Ended	Year Ended	February 23, 2001(1)
	June 30, 2003	June 30, 2002	to June 30, 2001

Net Asset Value, Beginning of Period	$10.28	$10.02	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.35	0.35	0.18
Net realized and unrealized gain on investments	0.45	0.35	0.02
Total Income from Investment Operations	0.80	0.70	0.20

LESS DISTRIBUTIONS PAID:
From net investment income	(0.35)	(0.35)	(0.18)
From net realized gain on investments	(0.11)	(0.09)	-
Total Distributions Paid	(0.46)	(0.44)	(0.18)

Net Asset Value, End of Period	$10.62 =====	$10.28 =====	$10.02 =====

Total Return(2)	7.93%	7.15%	1.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$135,211	$35,435	$7,242
Ratio of expenses to average net assets(3)(4)	0.42%	0.37%	0.30%
Ratio of net investment income to average net assets(3)(4)	3.78%	3.79%	5.21%
Portfolio turnover rate(2)	625%	1,624%	212%

____________
(1)	Commencement of operations.

(2)	Not annualized for periods less than a full year.

(3)

Net of waivers and reimbursements by Frontegra. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.62%, 1.02% and 2.64% and the ratio of net investment income to average net assets would have been 3.58%, 3.14% and 2.87% for the periods ended June 30, 2003, June 30, 2002 and June 30, 2001, respectively.

(4)	Annualized.

FUND MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors of the Company (the "Board of Directors") is responsible for managing the Company's business and affairs. The Board of Directors also oversees duties required by applicable state and federal law. The Company has entered into an investment advisory agreement with Frontegra dated October 30, 1996, as amended as of January 31, 2001, August 30, 2002 and October 28, 2003 (the "Investment Advisory Agreement"), pursuant to which Frontegra supervises the management of the Fund's investments and business affairs, subject to the supervision of the Company's Board of Directors. Frontegra has entered into a subadvisory agreement under which Reams serves as the Total Return Bond and Investment Grade Bond Funds' portfolio manager and, subject to Frontegra's supervision, manages each Fund's portfolio assets. Frontegra provides office facilities for the Funds and pays the salaries, fees, and expenses of all officers and directors of the Funds who are interested persons of Frontegra.

Adviser. The Company is managed by Frontegra, which supervises the management of each Fund's portfolio by the subadvisers and administers the Company's business affairs. Frontegra was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062. Mr. William D. Forsyth III and Mr. Thomas J. Holmberg, Jr. each own 50% of Frontegra. Under the Investment Advisory Agreement, the Total Return Bond Fund compensates Frontegra at the annual rate of 0.40% of the Fund's average daily net assets and the Investment Grade Bond Fund compensates Frontegra at the annual rate of 0.42% of the Fund's average daily net assets.

Pursuant to an expense cap agreement between Frontegra and the Funds, Frontegra agreed to waive its management fee and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the Total Return Bond Fund's total operating expenses do not exceed 0.425% of the Fund's average daily net assets and the Investment Grade Bond Fund's total operating expenses do not exceed 0.42% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2004 with successive renewal terms of one year unless terminated by Frontegra or a Fund prior to any such renewal. The expense cap agreement has the effect of lowering the overall expense ratio for a Fund and increasing the Fund's overall return to investors during the time any such amounts are waived and/or reimbursed.

Reams. Reams is located at 227 Washington Street, Columbus, Indiana 47202-0727. Under the subadvisory agreement as amended August 2, 1999, May 8, 2000 and May 20, 2003, and with certain exceptions described herein, Reams is compensated by Frontegra for its investment advisory services at the annual rate of 0.15% of the Total Return Bond Fund's average daily net assets and 0.15% of the Investment Grade Bond Fund's average daily net assets. In recognition of the economies of scale that will be gained by the Funds and Frontegra, and with the exception of defined contribution or 401(k) plan investments in the Funds, for initial investments of over $30 million in the Total Return Bond Fund, Frontegra will compensate Reams an extra 0.10% of the average daily net assets of such investments. Reams provides continuous advice and recommendations concerning each Fund's investments and is responsible for selecting the broker-dealers who execute the portfolio transactions. In executing such transactions, Reams seeks to obtain the best net results for the Fund. In addition to providing investment advisory services to the Funds, Reams serves as investment adviser to pension and profit-sharing plans and other institutional investors. As of September 30, 2003, Reams had approximately $11.3 billion under management, which includes fixed income portfolios totaling approximately $11 billion and equity portfolios totaling approximately $300 million.

Total Return Bond Fund Portfolio Managers. Reams' fixed income portfolio management team, managed primarily by Mr. Robert A. Crider, Mr. Mark M. Egan and Mr. Todd Thompson, is responsible for the day-to-day management of the Total Return Bond Fund's portfolio. Mr. Crider has been Senior Vice President, Fixed Income Management, of Reams since April 1994 and was Senior Vice President, Fixed Income Management, of Reams Asset Management Company, Inc. from 1981 until March 1994. Mr. Egan has been a Portfolio Manager of Reams since April 1994 and was a Portfolio Manager of Reams Asset Management Company, Inc. from June 1990 until March 1994. Mr. Egan was a Portfolio Manager of National Investment Services until May 1990. Mr. Thompson has been a Portfolio Manager at Reams since July 2001. Mr. Thompson was a Portfolio Manager at Conseco Capital Management from 1999 until June 2001 and was a Portfolio Manager at the Ohio Public Employees Retirement System from 1994 to 1999. The fixed income portfolio managers implement decisions on a team basis with respect to the Fund's portfolio structure and issue selection. Portfolio strategy is reviewed weekly by the entire fixed income committee.

Investment Grade Bond Fund Portfolio Managers. Reams' fixed income portfolio management team, managed primarily by Mr. Crider, Mr. Egan and Mr. Thompson, is responsible for the day-to-day management of the Investment Grade Bond Fund's portfolio. Biographical information for Mr. Crider, Mr. Egan and Mr. Thompson is set forth under "Total Return Bond Fund Portfolio Managers," above. The fixed income portfolio managers implement decisions on a team basis with respect to the Fund's portfolio structure and issue selection. Portfolio strategy is reviewed weekly by the entire fixed income committee.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of each Fund's assets. U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A., serves as transfer agent for the Funds (the "Transfer Agent") and as the Funds' administrator.

YOUR ACCOUNT

How to Purchase Shares. Shares of the Funds are sold on a continuous basis at net asset value. Each Fund's net asset value is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. Your purchase price will be the Fund's net asset value next determined after the Fund receives your request in proper form. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Each Fund's minimum initial investment is $100,000. Subsequent investments may be made by mail or wire with a minimum subsequent investment of $1,000. The Funds reserve the right to change or waive these minimums at any time. You will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

Important information about procedures for opening a new account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your name, address, date of birth and other information that will allow us to identify you. We may also ask for other identifying documents or information.

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, your account will be closed at the net asset value next determined after the account is closed. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.

If you purchase shares of a Fund by check and request the redemption of such shares within 15 days of the initial purchase, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check has cleared. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000. You may purchase shares of the Funds by completing an application and mailing it along with a check or money order payable to "Frontegra Funds, Inc." to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. The Funds will not accept cash, travelers checks, credit card checks, third-party checks or U.S. Treasury checks. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by a Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from the Transfer Agent or other parties. All applications to purchase shares of the Funds are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Funds through a broker-dealer. Broker-dealers may charge a transaction fee for placing orders to purchase Fund shares. It is the responsibility of the broker-dealer to place the order with the Fund on a timely basis.

In addition, you may purchase shares of the Funds by wire. To establish a new account by wire transfer, please call the Transfer Agent at 1-888-825-2100. The Transfer Agent will assign an account number to you at that time. Funds should then be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to Frontegra Funds, Inc.
(investor account number)
(name or account registration)
(Social Security or Taxpayer Identification Number)
(identify Fund)

The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000. You may make additions to your account in amounts of $1,000 or more by mail or by wire. When making an additional purchase by mail, enclose a check payable to "Frontegra Funds, Inc." along with the additional investment form provided on the lower portion of your account statement. To make an additional purchase by wire, please follow the instructions listed above.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the net asset value next determined after a Fund receives your request in proper form. Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request. However, the Funds may hold payment of that portion of an investment which was made by check that has not been collected for up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in a Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account application. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

Signature Guarantees. Signature guarantees are required for: (i) redemption requests mailed or wired to a person other than the registered owner(s) of the shares, (ii) redemption requests mailed or wired to other than the address of record and (iii) redemption requests submitted within 30 days of an address change. A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Account Termination. Your account may be terminated by the Fund on not less than 30 days' notice if the value of the shares in the account falls below $10,000 as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

EXCHANGE PRIVILEGE

You may exchange your shares in any Frontegra Fund for shares in any other Frontegra Fund at any time by written request. The value of the shares to be exchanged and the price of the shares being purchased will be the net asset value next determined after receipt of instructions for exchange in proper form. An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. This is not a tax-free exchange. Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage a Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.

Frequent Trading. A Fund or Frontegra may determine from the amount, frequency and the pattern of exchange that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.

VALUATION OF FUND SHARES

The price of a Fund's shares is the Fund's net asset value, which is calculated using the market price method of valuation and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine net asset value on days the NYSE is closed. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any securities or other assets for which market valuations are not readily available are valued at fair value as determined in good faith and in accordance with procedures approved by the Fund's Board of Directors. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order or request is placed.

TAX-SHELTERED RETIREMENT PLANS

The Company offers through its custodian, U.S. Bank, N.A., various qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Funds on a tax-deferred basis. Please call 1-888-825-2100 for a current list of the plans offered.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications.

Taxes on Distributions. Each of the Funds intends to distribute dividends to shareholders quarterly, and substantially all of its investment company taxable income and net capital gain, if any, at least annually. For federal income tax purposes, dividends from a Fund's investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders generally will be taxed at the same rate as long-term capital gains. Currently, this maximum rate is set at 15%.

Distributions of dividend income that are not of "qualified dividend income" under the Internal Revenue Code, interest income, other types of ordinary income and short-term capital gains generally are taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. A Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. Each Fund expects that, because of its respective investment objective, its distributions will consist primarily of income. All dividends or capital gain distributions will automatically be reinvested in shares of the Fund at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202. Such notice must be received at least five business days prior to the record date of any dividend or capital gain distribution.

Taxes on Transactions. Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences.

Withholding. If you do not furnish a Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Funds maintain the confidentiality and protect the security of your non-public personal information.

What Information We Collect

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and
  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include companies related to Frontegra Funds, Inc. through common control or ownership. Affiliates include Frontegra, the Funds' investment adviser, and Frontier Partners, Inc., a consulting/marketing firm.

What Information We Disclose

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

Confidentiality and Security Procedures

To protect your personal information, we permit access only by authorized employees. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

For questions about our policy, please contact Katharine Barry, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.
DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
William D. Forsyth III
Thomas J. Holmberg, Jr.	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Frontegra Asset Management, Inc.	Milwaukee, Wisconsin 53201-0701
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062	AUDITORS

SUB-ADVISER	Ernst & Young LLP
Sears Tower
Reams Asset Management Company, LLC	233 S. Wacker Drive
227 Washington Street	Chicago, Illinois 60606-6301
Columbus, Indiana 47202-0727
LEGAL COUNSEL
CUSTODIAN
Godfrey & Kahn, S.C.
U.S. Bank, N.A.	780 N. Water Street
777 E. Wisconsin Avenue	Milwaukee, Wisconsin 53202
Milwaukee, Wisconsin 53202

Additional information regarding the Company and the Funds is included in the Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC"). The SAI is incorporated in this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Funds' investments is also available in the Company's annual and semi-annual reports to shareholders. The Company's annual report provides a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. You may receive the Funds' SAI, annual report and semi-annual report free of charge, request other information about the Funds and make shareholder inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are also available on the EDGAR database on the SEC's Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company's 1940 Act File Number is 811-7685.